                                                               Mutual of America


                             SEPARATE ACCOUNT NO. 2

                               SEMI-ANNUAL REPORT

                                       &

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

             FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

           FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                                 JUNE 30, 1997

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                            SEPARATE ACCOUNT NO. 2
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

Dear Participant:

  We are pleased to send you the 1997 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund (formerly TCI Growth) of American Century Variable Portfolios, Inc. ("American Century"); the Balanced Portfolio of Acacia Capital Corporation's Calvert Responsibly Invested Portfolios ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

    THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

    THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

    THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

    THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

    THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

    THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

    THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

    THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.


                                       I

    THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

    THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks, and consistent with its objective, may invest in preferred stocks and short-term debt instruments.

    THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term capital growth through investing primarily in diversified holdings of marketable foreign equity investments in companies, wherever organized, which do business primarily outside the United States and which are listed on foreign exchanges.

    VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks (including securities convertible into common stocks and, at times, well-established foreign stocks) of growth companies across all capitalization ranges that are considered by management to have better-than-average prospects for appreciation. Prior to May 1, 1997, this Fund was known as TCI Growth Fund.

    THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

    THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities while considering the potential for capital appreciation. Secondarily, the Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

    THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

    THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the six months ended June 30, 1997, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................. + 1.9%
     Investment Company All America Fund................................. +16.1%
     Investment Company Equity Index Fund................................ +19.6%
     Investment Company Bond Fund........................................ + 2.1%
     Investment Company Short-Term Bond Fund............................. + 2.0%
     Investment Company Mid-Term Bond Fund............................... + 2.0%
     Investment Company Composite Fund................................... + 6.4%
     Investment Company Aggressive Equity Fund........................... +12.4%
     Scudder Bond Fund................................................... + 2.3%
     Scudder Capital Growth Fund......................................... +23.1%
     Scudder International Fund.......................................... +13.2%
     American Century VP Capital Appreciation Fund....................... - 4.1%
     Calvert Responsibly Invested Balanced Fund.......................... + 9.6%
     Fidelity VIP Equity-Income Fund..................................... +15.6%
     Fidelity VIP II Contrafund.......................................... +10.8%
     Fidelity VIP II Asset Manager Fund.................................. +10.4%

-------
(1) The current seven-day net annualized yield as of 8/19/97 was 3.95% and is not necessarily indicative of future actual yields.

Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

                                      II

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2...........    I
 Statement of Assets and Liabilities.....................................   VI
 Statement of Operations................................................. VIII
 Statements of Changes in Net Assets.....................................    X
 Notes to Financial Statements........................................... XIII
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION...........    1
 President's Message.....................................................    1
 Portfolio Management Discussions........................................    2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................    9
   All America Fund......................................................   10
   Equity Index Fund.....................................................   19
   Bond Fund.............................................................   25
   Short-Term Bond Fund..................................................   28
   Mid-Term Bond Fund....................................................   30
   Composite Fund........................................................   32
   Aggressive Equity Fund................................................   37
 Statement of Assets and Liabilities.....................................   44
 Statement of Operations.................................................   45
 Statements of Changes in Net Assets.....................................   46
 Financial Highlights....................................................   48
 Notes to Financial Statements...........................................   54
SEMI-ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
SEMI-ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
SEMI-ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF
 ACACIA CAPITAL CORPORATION
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND: EQUITY-INCOME PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: CONTRA FUND PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: ASSET MANAGER PORTFOLIO

                                       IV

                      [This page intentionally left blank]

                                       V

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                                            INVESTMENT COMPANY
                            ---------------------------------------------------
                            MONEY MARKET  ALL AMERICA  EQUITY INDEX    BOND
                                FUND          FUND         FUND        FUND
                            ------------  ------------ ------------ -----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market
 value
 (Cost:
 Money Market Fund --
   $32,621,199
 All America Fund --
   $221,631,045
 Equity Index Fund --
   $83,418,495
 Bond Fund -- $33,245,465)
 (Notes 1 and 2)..........  $33,321,722   $315,414,696 $107,737,376 $33,480,718
Due From (To) Mutual of
 America General Account..     (134,039)     1,018,782    2,589,407     374,710
                            -----------   ------------ ------------ -----------
Net Assets................  $33,187,683   $316,433,478 $110,326,783 $33,855,428
                            ===========   ============ ============ ===========
Unit Value at June 30,
 1997 (Note 5)............       $ 1.91         $ 6.27       $ 2.06      $ 2.81
                                 ======         ======       ======      ======
Number of Units
 Outstanding at June 30,
 1997
 (Note 5).................   17,364,186     50,464,616   53,659,843  12,052,192
                            ===========   ============ ============ ===========

                                            INVESTMENT COMPANY
                              ------------------------------------------------
                                                                   AGGRESSIVE
                              SHORT-TERM  MID-TERM   COMPOSITE       EQUITY
                              BOND FUND  BOND FUND      FUND          FUND
                              ---------- ---------- ------------  ------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund --
   $2,467,881
 Mid-Term Bond Fund --
   $5,119,980
 Composite Fund --
   $229,877,381
 Aggressive Equity Fund --
   $109,562,522)
 (Notes 1 and 2)............  $2,512,512 $4,854,536 $256,850,126  $126,600,283
Due From (To) Mutual of
 America General Account....      35,766     22,832     (226,781)     (803,445)
                              ---------- ---------- ------------  ------------
Net Assets..................  $2,548,278 $4,877,368 $256,623,345  $125,796,838
                              ========== ========== ============  ============
Unit Value at June 30, 1997
 (Note 5)...................      $ 1.16     $ 1.21       $ 4.00        $ 2.02
                                  ======     ======       ======        ======
Number of Units Outstanding
 at June 30, 1997 (Note 5)..   2,189,910  4,016,811   64,192,908    62,180,422
                              ========== ========== ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       VI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                                    AMERICAN
                                         SCUDDER                    CENTURY      CALVERT
                          --------------------------------------  ------------ -----------
                                        CAPITAL                    VP CAPITAL  RESPONSIBLY
                             BOND        GROWTH    INTERNATIONAL  APPRECIATION  INVESTED
                             FUND         FUND         FUND           FUND        FUND
                          ----------- ------------ -------------  ------------ -----------
Assets:
Investments in Scudder
 Portfolios, American
 Century VP
 Capital Appreciation
 Fund and Calvert
 Responsibly
 Invested Portfolio at
  market value
 (Cost:
 Scudder Bond Fund --
   $15,692,674
 Scudder Capital Growth
  Fund -- $191,436,431
 Scudder International
  Fund -- $97,130,407
 American Century VP
  Capital
  Appreciation Fund --
   $56,468,070
 Calvert Responsibly
  Invested Portfolio --
  $23,916,173)
 (Notes 1 and 2)........  $15,183,678 $266,143,190 $125,767,478   $56,283,794  $28,290,936
Due From (To) Mutual of
 America General
 Account................       84,984      871,025   (1,468,511)       85,455      114,057
                          ----------- ------------ ------------   -----------  -----------
Net Assets..............  $15,268,662 $267,014,215 $124,298,967   $56,369,249  $28,404,993
                          =========== ============ ============   ===========  ===========
Unit Value at June 30,
 1997 (Note 5)..........      $ 11.76      $ 27.25      $ 15.23       $ 11.07       $ 2.45
                              =======      =======      =======       =======       ======
Number of Units
 Outstanding at June 30,
 1997 (Note 5)..........    1,298,373    9,799,126    8,163,208     5,090,903   11,585,505
                          =========== ============ ============   ===========  ===========

                                                      FIDELITY
                                       ----------------------------------------
                                            VIP        VIP II        VIP II
                                       EQUITY-INCOME   CONTRA     ASSET MANAGER
                                           FUND         FUND          FUND
                                       ------------- -----------  -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --
  $65,180,772
 VIP II Contra Fund -- $77,395,540
 VIP II Asset Manager Fund--
  $15,596,241)
 (Notes 1 and 2).....................   $74,053,145  $93,203,651   $16,508,563
Due From (To) Mutual of America
 General Account.....................      (777,588)  (1,261,338)      347,024
                                        -----------  -----------   -----------
Net Assets...........................   $73,275,557  $91,942,313   $16,855,587
                                        ===========  ===========   ===========
Unit Value at June 30, 1997 (Note
 5)..................................       $ 25.38      $ 18.41       $ 19.60
                                            =======      =======       =======
Number of Units Outstanding at June
 30, 1997 (Note 5)...................     2,887,108    4,993,912       860,100
                                        ===========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                            INVESTMENT COMPANY
                          ---------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX        BOND
                              FUND        FUND          FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $     --    $       --   $       --       $       --
                           ---------   -----------  -----------      -----------
Total income............         --            --           --               --
                           ---------   -----------  -----------      -----------
Expenses (Note 3):
 Fees...................     201,192     1,755,952      515,359          204,905
 Administrative
  expenses..............      40,565        93,064       30,981           31,921
                           ---------   -----------  -----------      -----------
Total Expenses..........     241,757     1,849,016      546,340          236,826
                           ---------   -----------  -----------      -----------
Net Investment Income
 (Loss).................    (241,757)   (1,849,016)    (546,340)        (236,826)
                           ---------   -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........      16,732     2,834,157      319,284          (67,395)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     831,649    42,411,078   15,813,314        1,003,756
                           ---------   -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     848,381    45,245,235   16,132,598          936,361
                           ---------   -----------  -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $ 606,624   $43,396,219  $15,586,258      $   699,535
                           =========   ===========  ===========      ===========
                                            INVESTMENT COMPANY
                          ---------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $     --    $       --   $       --       $       --
                           ---------   -----------  -----------      -----------
Total income............         --            --           --               --
                           ---------   -----------  -----------      -----------
Expenses (Note 3):
 Fees...................      15,636        27,848    1,533,563          678,335
 Administrative
  expenses..............       3,663         4,930      125,351           31,775
                           ---------   -----------  -----------      -----------
Total Expenses..........      19,299        32,778    1,658,914          710,110
                           ---------   -----------  -----------      -----------
Net Investment Income
 (Loss).................     (19,299)      (32,778)  (1,658,914)        (710,110)
                           ---------   -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........         470       (80,705)     721,216          124,475
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      71,149       208,078   16,748,019       13,693,139
                           ---------   -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      71,619       127,373   17,469,235       13,817,614
                           ---------   -----------  -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $  52,320   $    94,595  $15,810,321      $13,107,504
                           =========   ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                               AMERICAN
                                      SCUDDER                  CENTURY       CALVERT
                         ----------------------------------- ------------  -----------
                                     CAPITAL                  VP CAPITAL   RESPONSIBLY
                           BOND      GROWTH    INTERNATIONAL APPRECIATION   INVESTED
                           FUND       FUND         FUND          FUND         FUND
                         --------  ----------- ------------- ------------  -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends.............. $537,114  $17,058,211  $ 2,549,505  $ 1,349,408   $      --
                         --------  -----------  -----------  -----------   ----------
Total income............  537,114   17,058,211    2,549,505    1,349,408          --
                         --------  -----------  -----------  -----------   ----------
Expenses (Note 3):
 Fees...................   92,399    1,414,886      682,550      327,347      157,975
 Administrative
  expenses..............   19,446       49,826       11,855        8,664       24,249
                         --------  -----------  -----------  -----------   ----------
Total Expenses..........  111,845    1,464,712      694,405      336,011      182,224
                         --------  -----------  -----------  -----------   ----------
Net Investment Income
 (Loss).................  425,269   15,593,499    1,855,100    1,013,397     (182,224)
                         --------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........  (63,060)   1,706,265    3,066,666      195,682       81,775
 Net unrealized
  appreciation
  (depreciation) of
  investments...........  (20,980)  31,697,667    9,742,836   (4,029,157)   2,545,888
                         --------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........  (84,040)  33,403,932   12,809,502   (3,833,475)   2,627,663
                         --------  -----------  -----------  -----------   ----------
Net Increase (Decrease)
 in Net Assets
 Resulting from
 Operations............. $341,229  $48,997,431  $14,664,602  $(2,820,078)  $2,445,439
                         ========  ===========  ===========  ===========   ==========

                                                        FIDELITY
                                         --------------------------------------
                                              VIP        VIP II      VIP II
                                         EQUITY-INCOME   CONTRA   ASSET MANAGER
                                             FUND         FUND        FUND
                                         ------------- ---------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.............................   $5,695,825   $2,303,885  $1,433,986
                                          ----------   ----------  ----------
Total income...........................    5,695,825    2,303,885   1,433,986
                                          ----------   ----------  ----------
Expenses (Note 3):
 Fees..................................      376,042      486,517      82,122
 Administrative expenses...............       48,646       30,735      14,903
                                          ----------   ----------  ----------
Total Expenses.........................      424,688      517,252      97,025
                                          ----------   ----------  ----------
Net Investment Income (Loss)...........    5,271,137    1,786,633   1,336,961
                                          ----------   ----------  ----------
Net Realized and Unrealized Gain (Loss)
 on Investments (Note 1):
 Net realized gain (loss) on
  investments..........................       44,603      174,017         (22)
 Net unrealized appreciation
  (depreciation) of investments........    3,996,898    6,556,841      46,854
                                          ----------   ----------  ----------
Net Realized and Unrealized Gain (Loss)
 on Investments........................    4,041,501    6,730,858      46,832
                                          ----------   ----------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.............   $9,312,638   $8,517,491  $1,383,793
                                          ==========   ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         INVESTMENT COMPANY
                          ------------------------------------------------------------------------------------
                              MONEY MARKET FUND            ALL AMERICA FUND            EQUITY INDEX FUND
                          --------------------------  ---------------------------  ---------------------------
                           FOR THE SIX    FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997 DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)      1996       (UNAUDITED)       1996       (UNAUDITED)       1996
                          ------------- ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (241,757) $   849,780   $ (1,849,016)  $ 10,418,234  $   (546,340)  $ 1,456,309
 Net realized gain
  (loss) on
  investments...........        16,732       73,658      2,834,157      2,431,185       319,284       476,262
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       831,649      278,840     42,411,078     28,344,476    15,813,314     6,045,598
                           -----------  -----------   ------------   ------------  ------------   -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........       606,624    1,202,278     43,396,219     41,193,895    15,586,258     7,978,169
                           -----------  -----------   ------------   ------------  ------------   -----------
From Unit Transactions:
 Contributions..........     2,872,813    6,015,021     16,125,871     30,608,222     9,821,732    11,517,471
 Withdrawals............    (2,285,258)  (4,077,160)   (11,278,837)   (15,824,928)   (2,747,770)   (6,193,918)
 Net transfers..........      (819,280)  (1,853,101)      (447,729)    15,311,478    26,450,042    23,679,496
                           -----------  -----------   ------------   ------------  ------------   -----------
Net Increase (Decrease)
 from unit
 transactions...........      (231,725)      84,760      4,399,305     30,094,772    33,524,004    29,003,049
                           -----------  -----------   ------------   ------------  ------------   -----------
Net Increase (Decrease)
 in Net Assets..........       374,899    1,287,038     47,795,524     71,288,667    49,110,262    36,981,218
Net Assets:
Beginning of
 Period/Year............    32,812,784   31,525,746    268,637,954    197,349,287    61,216,521    24,235,303
                           -----------  -----------   ------------   ------------  ------------   -----------
End of Period/Year......   $33,187,683  $32,812,784   $316,433,478   $268,637,954  $110,326,783   $61,216,521
                           ===========  ===========   ============   ============  ============   ===========
                                                         INVESTMENT COMPANY
                          ------------------------------------------------------------------------------------
                                  BOND FUND              SHORT-TERM BOND FUND          MID-TERM BOND FUND
                          --------------------------  ---------------------------  ---------------------------
                           FOR THE SIX    FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997 DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)      1996       (UNAUDITED)       1996       (UNAUDITED)       1996
                          ------------- ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (236,826) $ 1,790,689   $    (19,299)  $     63,539  $    (32,778)  $   558,997
 Net realized gain
  (loss) on
  investments...........       (67,395)      68,629            470          7,065       (80,705)       (2,132)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     1,003,756   (1,221,188)        71,149         (1,966)      208,078      (455,047)
                           -----------  -----------   ------------   ------------  ------------   -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........       699,535      638,130         52,320         68,638        94,595       101,818
                           -----------  -----------   ------------   ------------  ------------   -----------
From Unit Transactions:
 Contributions..........     2,429,836    5,112,307        315,051        650,490       350,153       953,690
 Withdrawals............    (1,742,047)  (3,323,187)      (476,988)      (229,391)     (405,189)     (231,712)
 Net transfers..........    (2,010,850)    (435,017)       233,221        344,727       289,230       424,626
                           -----------  -----------   ------------   ------------  ------------   -----------
Net Increase (Decrease)
 from unit
 transactions...........    (1,323,061)   1,354,103         71,284        765,826       234,194     1,146,604
                           -----------  -----------   ------------   ------------  ------------   -----------
Net Increase (Decrease)
 in Net Assets..........      (623,526)   1,992,233        123,604        834,464       328,789     1,248,422
Net Assets:
Beginning of
 Period/Year............    34,478,954   32,486,721      2,424,674      1,590,210     4,548,579     3,300,157
                           -----------  -----------   ------------   ------------  ------------   -----------
End of Period/Year......   $33,855,428  $34,478,954   $  2,548,278   $  2,424,674  $  4,877,368   $ 4,548,579
                           ===========  ===========   ============   ============  ============   ===========

   The accompanying notes are an integral part of these financial statements.

                                       X

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           INVESTMENT COMPANY
                          --------------------------------------------------------
                                COMPOSITE FUND           AGGRESSIVE EQUITY FUND
                          ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)       1996       (UNAUDITED)       1996
                          -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ (1,658,914)  $ 28,222,090  $   (710,110)  $11,952,409
 Net realized gain
  (loss) on
  investments...........       721,216      2,739,162       124,475       201,936
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    16,748,019     (6,525,946)   13,693,139       547,221
                          ------------   ------------  ------------   -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    15,810,321     24,435,306    13,107,504    12,701,566
                          ------------   ------------  ------------   -----------
From Unit Transactions:
 Contributions..........    12,281,787     28,326,960    14,251,827    16,800,622
 Withdrawals............   (12,834,799)   (22,088,981)   (4,426,754)      506,734
 Net transfers..........    (8,878,278)   (19,948,521)   13,321,912    29,646,189
                          ------------   ------------  ------------   -----------
Net Increase (Decrease)
 from unit
 transactions...........    (9,431,290)   (13,710,542)   23,146,985    46,953,545
                          ------------   ------------  ------------   -----------
Net Increase (Decrease)
 in Net Assets..........     6,379,031     10,724,764    36,254,489    59,655,111
Net Assets:
Beginning of
 Period/Year............   250,244,314    239,519,550    89,542,349    29,887,238
                          ------------   ------------  ------------   -----------
End of Period/Year......  $256,623,345   $250,244,314  $125,796,838   $89,542,349
                          ============   ============  ============   ===========

                                                              SCUDDER
                          ------------------------------------------------------------------------------------
                                  BOND FUND              CAPITAL GROWTH FUND           INTERNATIONAL FUND
                          --------------------------  ---------------------------  ---------------------------
                           FOR THE SIX    FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997 DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)      1996       (UNAUDITED)       1996       (UNAUDITED)       1996
                          ------------- ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $   425,269  $ 1,097,001   $ 15,593,499   $ 13,273,666  $  1,855,100   $    850,382
 Net realized gain
  (loss) on
  investments...........       (63,060)    (110,077)     1,706,265      1,971,672     3,066,666      3,882,634
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (20,980)    (788,323)    31,697,667     15,612,266     9,742,836      7,289,627
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........       341,229      198,601     48,997,431     30,857,604    14,664,602     12,022,643
                           -----------  -----------   ------------   ------------  ------------   ------------
From Unit Transactions:
 Contributions..........     1,222,020    2,640,943     15,564,272     27,988,093     7,779,318     14,517,884
 Withdrawals............      (845,369)  (1,287,365)   (10,000,135)   (13,712,456)   (5,118,296)    (8,408,505)
 Net transfers..........    (1,086,494)    (259,197)     7,598,660        262,723     3,737,016     (1,008,537)
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 from unit
 transactions...........      (709,843)   1,094,381     13,162,797     14,538,360     6,398,038      5,100,842
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets..........      (368,614)   1,292,982     62,160,228     45,395,964    21,062,640     17,123,485
Net Assets:
Beginning of
 Period/Year............    15,637,276   14,344,294    204,853,987    159,458,023   103,236,327     86,112,842
                           -----------  -----------   ------------   ------------  ------------   ------------
End of Period/Year......   $15,268,662  $15,637,276   $267,014,215   $204,853,987  $124,298,967   $103,236,327
                           ===========  ===========   ============   ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

                                       XI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                               AMERICAN CENTURY                 CALVERT
                          ---------------------------  --------------------------
                                  VP CAPITAL
                              APPRECIATION FUND        RESPONSIBLY INVESTED FUND
                          ---------------------------  --------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX    FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997 DECEMBER 31,
                           (UNAUDITED)       1996       (UNAUDITED)      1996
                          -------------  ------------  ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment
  income(loss)..........  $  1,013,397   $  9,827,488   $  (182,224) $ 1,505,706
 Net realized gain
  (loss) on
  investments...........       195,682      3,898,097        81,775       72,424
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (4,029,157)   (18,669,322)    2,545,888      439,874
                          ------------   ------------   -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    (2,820,078)    (4,943,737)    2,445,439    2,018,004
                          ------------   ------------   -----------  -----------
From Unit Transactions:
 Contributions..........     4,955,835     16,360,753     3,046,379    4,807,906
 Withdrawals............    (4,024,088)    (7,283,773)   (1,196,001)  (1,198,222)
 Net transfers..........   (25,494,950)   (18,548,118)      187,419    2,535,811
                          ------------   ------------   -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   (24,563,203)    (9,471,138)    2,037,797    6,145,495
                          ------------   ------------   -----------  -----------
Net Increase (Decrease)
 in Net Assets..........   (27,383,281)   (14,414,875)    4,483,236    8,163,499
Net Assets:
Beginning of
 Period/Year............    83,752,530     98,167,405    23,921,757   15,758,258
                          ------------   ------------   -----------  -----------
End of Period/Year......  $ 56,369,249   $ 83,752,530   $28,404,993  $23,921,757
                          ============   ============   ===========  ===========

                                                             FIDELITY
                         ----------------------------------------------------------------------------------
                                    VIP                        VIP II                      VIP II
                               EQUITY-INCOME                   CONTRA                  ASSET MANAGER
                                    FUND                        FUND                        FUND
                         --------------------------  --------------------------  --------------------------
                          FOR THE SIX    FOR THE      FOR THE SIX    FOR THE      FOR THE SIX    FOR THE
                         MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED
                         JUNE 30, 1997 DECEMBER 31,  JUNE 30, 1997 DECEMBER 31,  JUNE 30, 1997 DECEMBER 31,
                          (UNAUDITED)      1996       (UNAUDITED)      1996       (UNAUDITED)      1996
                         ------------- ------------  ------------- ------------  ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 5,271,137  $   465,381    $ 1,786,633  $  (316,979)   $ 1,336,961  $   147,067
 Net realized gain
  (loss) on
  investments...........       44,603       36,749        174,017      106,747            (22)      17,488
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    3,996,898    4,033,446      6,556,841    8,757,016         46,854      726,606
                          -----------  -----------    -----------  -----------    -----------  -----------
Net Increase (Decrease)
 in net assets
 resulting from
 operations.............    9,312,638    4,535,576      8,517,491    8,546,784      1,383,793      891,161
                          -----------  -----------    -----------  -----------    -----------  -----------
From Unit Transactions:
 Contributions..........    7,454,058   11,293,855      9,892,093   13,486,367      2,303,729    2,540,371
 Withdrawals............   (2,442,022)    (154,620)    (2,846,818)      89,022       (635,942)    (659,754)
 Net transfers..........    7,592,205   21,543,664     12,024,298   17,419,557      2,942,028    5,212,637
                          -----------  -----------    -----------  -----------    -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   12,604,241   32,682,899     19,069,573   30,994,946      4,609,815    7,093,254
                          -----------  -----------    -----------  -----------    -----------  -----------
Net Increase (Decrease)
 in Net Assets..........   21,916,879   37,218,475     27,587,064   39,541,730      5,993,608    7,984,415
Net Assets:
Beginning of
 Period/Year............   51,358,678   14,140,203     64,355,249   24,813,519     10,861,979    2,877,564
                          -----------  -----------    -----------  -----------    -----------  -----------
End of Period/Year......  $73,275,557  $51,358,678    $91,942,313  $64,355,249    $16,855,587  $10,861,979
                          ===========  ===========    ===========  ===========    ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      XII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

  On January 3, 1989, the following Funds became available to Separate Account No. 2 as investment options: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation Fund (formerly TCI Growth). The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Responsibly Invested Balanced Portfolio became available as an investment option. The Calvert Responsibly Invested Fund invests in a corresponding fund of the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment options. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available as an investment option. These Funds invest in corresponding funds of the Investment Company.

  On May 1, 1995, Fidelity Investments' Equity-Income, Contrafund and Asset Manager Portfolios became available to Separate Account No. 2 as investment options. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 and its operations are treated as part of the Company which is exempt from federal income taxes under
Section 501(c)(4) of the Internal Revenue Code through 1997.

2.INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 1997 are as follows:

                                                          NUMBER OF  NET ASSET
                                                           SHARES      VALUE
                                                         ----------- ---------
     Investment Company Funds:
      Money Market Fund.................................  27,283,479   $1.22
      All America Fund.................................. 110,687,358    2.85
      Equity Index Fund.................................  56,049,285    1.92
      Bond Fund.........................................  23,564,512    1.42
      Short-Term Bond Fund..............................   2,378,088    1.06
      Mid-Term Bond Fund................................   5,264,837    0.92
      Composite Fund.................................... 135,329,862    1.90
      Aggressive Equity Fund............................  75,953,547    1.67


                                     XIII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                            NUMBER OF  NET ASSET
                                                              SHARES     VALUE
                                                            ---------- ---------
     Scudder Portfolios:
      Bond Portfolio--Class "A"............................  2,269,608  $ 6.69
      Capital Growth Portfolio--Class "A".................. 14,059,334   18.93
      International Portfolio--Class "A"...................  8,520,832   14.76
     American Century VP Capital Appreciation Fund.........  5,826,480    9.66
     Calvert Responsibly Invested Portfolio................ 14,434,151    1.96
     Fidelity Portfolios:
      Equity-Income........................................  3,356,897   22.06
      Contrafund...........................................  5,198,196   17.93
      Asset Manager........................................    994,492   16.60

3.EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover distribution expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4.DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective Funds or Portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1997. It is the Investment Company's practice to declare and pay dividends at the end of the year.

  On January 29, 1997, February 26, 1997 and April 28, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $537,114.

  On January 29, 1997, February 26, 1997 and April 28, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $17,058,211.

  On February 26, 1997 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $2,549,505.

  On March 29, 1997 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $1,349,408.

  On February 7, 1997 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $5,695,825.

  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $2,303,885.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $1,433,986.

                                      XIV

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 1997 and each of the previous years or, if not in existence a full year, the initial period ended December 31:

                                        MUTUAL OF AMERICA MONEY MARKET FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................  $1.87  $1.80  $1.72  $1.68  $1.65  $1.62
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year......  $1.91  $1.87  $1.80  $1.72  $1.68  $1.65
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year..................... 17,364 17,511 17,502 17,653 15,815 16,545
                                     ====== ====== ====== ====== ====== ======
                                        MUTUAL OF AMERICA ALL AMERICA FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................ $ 5.39 $ 4.52 $ 3.35 $ 3.36 $ 3.03 $ 2.97
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year...... $ 6.27 $ 5.39 $ 4.52 $ 3.35 $ 3.36 $ 3.03
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year..................... 50,465 49,798 43,620 38,669 36,510 32,352
                                     ====== ====== ====== ====== ====== ======

                                          MUTUAL OF AMERICA EQUITY INDEX FUND
                                         --------------------------------------
                                          1997    1996    1995    1994   1993
                                         ------- ------- ------- --------------
Unit value, beginning of period/year....   $1.72   $1.42   $1.05  $1.05  $1.00
                                         ======= ======= ======= ====== ======
Unit value, end of period/year..........   $2.06   $1.72   $1.42  $1.05  $1.05
                                         ======= ======= ======= ====== ======
Thousands of units outstanding, end of
 period/year............................  53,660  35,660  17,109  4,644  2,135
                                         ======= ======= ======= ====== ======

                                            MUTUAL OF AMERICA BOND FUND
                                      ----------------------------------------
                                       1997   1996   1995   1994   1993  1992
                                      ------ ------ ------ ------ ------ -----
Unit value, beginning of
 period/year.........................  $2.75  $2.69  $2.28  $2.39  $2.13 $1.99
                                      ====== ====== ====== ====== ====== =====
Unit value, end of period/year.......  $2.81  $2.75  $2.69  $2.28  $2.39 $2.13
                                      ====== ====== ====== ====== ====== =====
Thousands of units outstanding, end
 of period/year...................... 12,052 12,548 12,083 10,601 12,244 9,203
                                      ====== ====== ====== ====== ====== =====

                                                   MUTUAL OF AMERICA SHORT-
                                                        TERM BOND FUND
                                                 -----------------------------
                                                 1997  1996  1995  1994  1993
                                                 ----- ----- ----- ----- -----
Unit value, beginning of period/year............ $1.14 $1.10 $1.03 $1.03 $1.00
                                                 ===== ===== ===== ===== =====
Unit value, end of period/year.................. $1.16 $1.14 $1.10 $1.03 $1.03
                                                 ===== ===== ===== ===== =====
Thousands of units outstanding, end of
 period/year.................................... 2,190 2,129 1,447 1,132   747
                                                 ===== ===== ===== ===== =====

                                                    MUTUAL OF AMERICA MID-
                                                        TERM BOND FUND
                                                 -----------------------------
                                                 1997  1996  1995  1994  1993
                                                 ----- ----- ----- ----- -----
Unit value, beginning of period/year............ $1.19 $1.16 $1.01 $1.06 $1.00
                                                 ===== ===== ===== ===== =====
Unit value, end of period/year.................. $1.21 $1.19 $1.16 $1.01 $1.06
                                                 ===== ===== ===== ===== =====
Thousands of units outstanding, end of
 period/year.................................... 4,017 3,828 2,848 1,444 1,411
                                                 ===== ===== ===== ===== =====

                                         MUTUAL OF AMERICA COMPOSITE FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................  $3.75  $3.39  $2.82  $2.95  $2.55  $2.43
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year......  $4.00  $3.75  $3.39  $2.82  $2.95  $2.55
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year..................... 64,193 66,715 70,558 73,239 71,215 50,944
                                     ====== ====== ====== ====== ====== ======


                                      XV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                              MUTUAL OF AMERICA
                            AGGRESSIVE EQUITY FUND
                          --------------------------
                           1997   1996   1995  1994
                          ------ ------ ------ -----
Unit value, beginning of
 period/year............   $1.80  $1.43  $1.05 $1.00
                          ====== ====== ====== =====
Unit value, end of
 period/year............   $2.02  $1.80  $1.43 $1.05
                          ====== ====== ====== =====
Thousands of units
 outstanding, end of
 period/year............  62,180 49,800 20,858 9,145
                          ====== ====== ====== =====

                                                 SCUDDER BOND FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................ $11.48 $11.30 $ 9.69 $10.32 $ 9.30  $8.78
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year...... $11.76 $11.48 $11.30 $ 9.69 $10.32  $9.30
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year.....................  1,298  1,362  1,269  1,169  1,277  1,053
                                     ====== ====== ====== ====== ====== ======
                                            SCUDDER CAPITAL GROWTH FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................ $22.11 $18.64 $14.67 $16.46 $13.80 $13.09
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year...... $27.25 $22.11 $18.64 $14.67 $16.46 $13.80
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year.....................  9,799  9,266  8,556  8,121  6,582  3,698
                                     ====== ====== ====== ====== ====== ======
                                            SCUDDER INTERNATIONAL FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................ $13.43 $11.85 $10.80 $11.06 $ 8.13  $8.48
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year...... $15.23 $13.43 $11.85 $10.80 $11.06  $8.13
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year.....................  8,163  7,688  7,269  8,610  5,400  2,262
                                     ====== ====== ====== ====== ====== ======
                                                 AMERICAN CENTURY
                                     -----------------------------------------
                                           VP CAPITAL APPRECIATION FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................ $11.53 $12.18 $ 9.39  $9.61  $8.81  $9.01
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year...... $11.07 $11.53 $12.18  $9.39  $9.61  $8.81
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year.....................  5,091  7,264  8,061  6,361  5,946  5,280
                                     ====== ====== ====== ====== ====== ======
                                                      CALVERT
                                     -----------------------------------------
                                             RESPONSIBLY INVESTED FUND
                                     -----------------------------------------
                                      1997   1996   1995   1994   1993   1992
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................  $2.23  $2.01  $1.57  $1.64  $1.54  $1.44
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year......  $2.45  $2.23  $2.01  $1.57  $1.64  $1.54
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year..................... 11,586 10,713  7,849  5,986  5,151  2,742
                                     ====== ====== ====== ====== ====== ======
                                                     FIDELITY
                                     -----------------------------------------
                                      EQUITY-INCOME FUND      CONTRA FUND
                                     -------------------- --------------------
                                      1997   1996   1995   1997   1996   1995
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year........................ $21.93 $19.43 $16.30 $16.59 $13.85 $11.43
                                     ====== ====== ====== ====== ====== ======
Unit value, end of period/year...... $25.38 $21.93 $19.43 $18.41 $16.59 $13.85
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of period/year.....................  2,887  2,342    728  4,994  3,880  1,792
                                     ====== ====== ====== ====== ====== ======

                                      XVI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                 FIDELITY
                                                           --------------------
                                                            ASSET MANAGER FUND
                                                           --------------------
                                                            1997   1996   1995
                                                           ------ ------ ------
Unit value, beginning of period/year...................... $17.72 $15.66 $14.04
                                                           ====== ====== ======
Unit value, end of period/year............................ $19.60 $17.72 $15.66
                                                           ====== ====== ======
Thousands of units outstanding, end of period/year........    860    613    184
                                                           ====== ====== ======

                                      XVII

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

           320 Park Avenue New York, New York 10022-6839 212-224-1600